Retirement And Other Benefit Plans - Net Periodic Benefit (Income) Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 9,650	$ 10,638	$ 11,523
Interest cost	14,230	13,241	12,727
Expected return on assets	(24,757)	(24,773)	(25,073)
Amortization of actuarial loss (gain)	201	954	204
Amortization of prior service cost	27	13	13
Amortization of net transition asset	0	0	(43)
Total net periodic benefit (income) cost	(649)	73	(649)
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	0	0	0
Interest cost	49	55	148
Expected return on assets	0	0	0
Amortization of actuarial loss (gain)	(432)	(351)	(82)
Amortization of prior service cost	0	0	0
Amortization of net transition asset	0	0	0
Total net periodic benefit (income) cost	$ (383)	$ (296)	$ 66